DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Financial Statement Location and Amounts
The notional amounts and fair values of freestanding derivative instruments are shown below:

AS OF DEC. 31 US$ MILLIONS	Primary underlying risk	2024			2023
		Notional Amount	Fair Value(1)		Notional Amount	Fair Value(1)
			Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange forwards	Foreign currency	$1,625	$21	$(18)	$1,532	$11	$—
Cross currency swaps	Foreign currency	1,330	9	(16)	—	—	—

Derivatives not designated as hedging instruments:
Equity-indexed options	Equity	$46,374	$1,311	$(5)	$8,795	$322	$—
Equity total return swaps	Equity	18	1	—	—	—	—
Foreign exchange forwards	Foreign currency	3,684	34	(9)	1,362	5	(8)
Cross currency swaps	Foreign currency	38	—	—	8	12	(12)
Interest rate swaps	Interest rate	985	15	(9)	87	29	(21)
Bond futures	Interest rate	—	—	—	1,652	65	(73)
		$54,054	$1,391	$(57)	$13,436	$444	$(114)
__________________________
(1)The asset and liability balances are presented on a gross basis. Amounts are reported in “Other invested assets” and “Other liabilities” in the statements of financial position after the evaluation for rights of offset. See “Derivative Exposure” section of this note for further details.
The following represents the amount of gains (losses) related to the derivatives and hedged items that qualify for fair value hedge accounting:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Hedged items	$163	$10	$—
Derivatives designated as hedging instruments	(131)	(9)	—
Investment related gains (losses)	$32	$1	$—

Schedule of Derivatives Instruments
The following represents the amount of gains (losses) related to the derivatives not designated as hedging instruments, recognized in “Investment related gains (losses)” on the statements of operations, except for equity-indexed options which are recognized in “Change in fair value of insurance-related derivatives and embedded derivatives”:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Equity-indexed options	$556	$109	$(105)
Equity total return swaps	1	—	—
Foreign exchange forwards	31	39	29
Cross currency swaps	58	—	1
Interest rate options	26	139	—
Interest rate swaps	(3)	7	1
Bond futures	17	10	81
Total	$686	$304	$7

Schedule of Derivative Assets and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

AS OF DEC. 31, 2024 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,311	$(5)	$1,306	$(1,298)	$—	$8
Equity total return swaps	1	—	1	—	—	1
Foreign exchange forwards	55	(1)	54	—	—	54
Cross currency swaps	9	(9)	—	—	—	—
Interest rate swaps	15	(15)	—	—	—	—
Total derivative assets	$1,391	$(30)	$1,361	$(1,298)	$—	$63

Derivative liabilities:
Equity-indexed options	$(5)	$5	$—	$—	$—	$—
Foreign exchange forwards	(27)	7	(20)	—	18	(2)
Cross currency swaps	(16)	9	(7)	—	5	(2)
Interest rate swaps	(9)	9	—	—	—	—
Total derivative liabilities	$(57)	$30	$(27)	$—	$23	$(4)
__________________________
(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2024, the Company held excess collateral of $76 million.

AS OF DEC. 31, 2023 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$322	$—	$322	$(209)	$(17)	$96
Foreign exchange forwards	16	(4)	12	—	—	12
Cross currency swaps	12	(12)	—	—	—	—
Interest rate swaps	29	(21)	8	—	—	8
Bond futures	65	(65)	—	—	—	—
Total derivative assets	$444	$(102)	$342	$(209)	$(17)	$116

Derivative liabilities:
Foreign exchange forwards	$(8)	$4	$(4)	$—	$—	$(4)
Cross currency swaps	(12)	12	—	—	—	—
Interest rate swaps	(21)	21	—	—	—	—
Bond futures	(73)	65	(8)	—	—	(8)
Total derivative liabilities	$(114)	$102	$(12)	$—	$—	$(12)

Schedule of Derivative Liabilities and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

AS OF DEC. 31, 2024 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,311	$(5)	$1,306	$(1,298)	$—	$8
Equity total return swaps	1	—	1	—	—	1
Foreign exchange forwards	55	(1)	54	—	—	54
Cross currency swaps	9	(9)	—	—	—	—
Interest rate swaps	15	(15)	—	—	—	—
Total derivative assets	$1,391	$(30)	$1,361	$(1,298)	$—	$63

Derivative liabilities:
Equity-indexed options	$(5)	$5	$—	$—	$—	$—
Foreign exchange forwards	(27)	7	(20)	—	18	(2)
Cross currency swaps	(16)	9	(7)	—	5	(2)
Interest rate swaps	(9)	9	—	—	—	—
Total derivative liabilities	$(57)	$30	$(27)	$—	$23	$(4)
__________________________
(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2024, the Company held excess collateral of $76 million.

AS OF DEC. 31, 2023 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$322	$—	$322	$(209)	$(17)	$96
Foreign exchange forwards	16	(4)	12	—	—	12
Cross currency swaps	12	(12)	—	—	—	—
Interest rate swaps	29	(21)	8	—	—	8
Bond futures	65	(65)	—	—	—	—
Total derivative assets	$444	$(102)	$342	$(209)	$(17)	$116

Derivative liabilities:
Foreign exchange forwards	$(8)	$4	$(4)	$—	$—	$(4)
Cross currency swaps	(12)	12	—	—	—	—
Interest rate swaps	(21)	21	—	—	—	—
Bond futures	(73)	65	(8)	—	—	(8)
Total derivative liabilities	$(114)	$102	$(12)	$—	$—	$(12)
__________________________
(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2023, the Company held excess collateral of $4 million.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair values of embedded derivatives that have been separated from their host contracts, presented in the statements of financial position, are shown below:

AS OF DEC. 31 US$ MILLIONS	Location in the statements of financial position	2024		2023
		Fair Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
Modco arrangement	Reinsurance funds withheld	$18	$—	$(46)	$—
Indexed annuity and variable annuity product	Policyholders’ account balances	—	(1,123)	—	(1,104)
Funds withheld arrangement	Funds withheld for reinsurance liabilities	—	(37)	—	—
		$18	$(1,160)	$(46)	$(1,104)

Schedule of Derivative Instruments, Gain (Loss)
The following represents the amount of gains (losses) related to embedded derivatives recorded in the statements of operations:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Location in the statements of operations	2024	2023	2022
Modco arrangement	Net investment results from reinsurance funds withheld	$259	$(182)	$(37)
Indexed annuity and variable annuity product	Change in fair value of insurance-related derivatives and embedded derivatives	(284)	(67)	61
Funds withheld arrangement	Change in fair value of insurance-related derivatives and embedded derivatives	(38)	—	—
		$(63)	$(249)	$24